Revenue (Narrative) (Details) - Asanko Gold Ghana Ltd. (AGGL) [Member] - RK Mine Finance Master Fund I Limited (Red Kite) [Member] $ / ounce in Millions		12 Months Ended
	Dec. 04, 2024 USD ($) $ / ounce	Dec. 31, 2024 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage selling of future gold production	100.00%
Maximum future gold production | $ / ounce	2.2
Cash consideration for terminating agreement	$ 13,100
Revenue from silver sales as by-product		$ 500,000